Prepaid expenses	12 Months Ended
Dec. 31, 2018
Disclosure of Prepaid expenses [Abstract]
Disclosure of prepayments and other assets [text block]
9.	Prepaid expenses

(a)	This caption is made up as follows:

	2018	2017
	US$(000)	US$(000)

Prepaid rentals (b)	27,464	28,349
Prepaid insurances	12,486	12,401
Deferred costs of works for taxes	2,407	2,013
Other prepaid expenses	1,366	2,343

	43,723	45,106

Classification by maturity:
Current portion	17,145	17,551
Non-current portion	26,578	27,555

	43,723	45,106

(b)
This item corresponds to the balance of an original prepayment of US$31 million for the lease of hydraulic installations by the subsidiary Empresa de Generacion Huanza S.A. This prepayment is being charged to results during the life of the underlying assets (35 years) since January 2015.